LION BATTERY TECHNOLOGIES INC. (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended					12 Months Ended
	Jul. 06, 2021	Jul. 12, 2019	Feb. 28, 2022	Feb. 28, 2021	Jun. 30, 2020	Jul. 31, 2019	Jul. 31, 2019	Aug. 31, 2022	Aug. 31, 2021
Lion Battery Technologies Inc. [Member]
Disclosure of detailed information about investment property [line items]
Additional number of common stock issued for investment		400,000
Additional common stock price per share		$ 0.01
Additional planned funding	$ 2,730
Maximum investment in new venture	$ 6,730	$ 4,000
Preferred stock received for investment			500	700	700		1,100
Preferred stock price per share	$ 0.5
Payment of fees per month		3
Florida International University [Member]
Disclosure of detailed information about investment property [line items]
Amount funded to research program	$ 4,000	$ 3,000						$ 2,900
Additional amount funded to Research Program	$ 1,000
First tranche funding [Member] | Lion Battery Technologies Inc. [Member]
Disclosure of detailed information about investment property [line items]
Amount funded to research program						$ 1,000
One-time fee						$ 50
Second Tranche of Funding in August 2020 [Member] | Lion Battery Technologies Inc. [Member]
Disclosure of detailed information about investment property [line items]
Amount funded to research program									$ 667
Third Tranche of Funding in January 2021 [Member] | Lion Battery Technologies Inc. [Member]
Disclosure of detailed information about investment property [line items]
Amount funded to research program				$ 667
Fourth tranche funding in February 2022 [Member] | Florida International University [Member]
Disclosure of detailed information about investment property [line items]
Investments in new venture			$ 500